Mineral Property, Plant and Equipment (Schedule of Mineral Property, Plant, and Equipment NorthMet) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 395,205	$ 364,913	$ 321,649
NorthMet [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property acquisition and interest costs	86,863	68,352
Mine plan and development	50,250	47,833
Environmental	122,396	111,421
Consulting and wages	52,965	49,715
Reclamation and remediation (Note 6)	60,289	66,652
Site activities	21,403	19,871
Mine equipment	949	949
Total	$ 395,115	$ 364,793	$ 321,559